PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

6.           PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2020	2021	2022
Furniture, fixture and equipment	2,359	2,458	2,921
Leasehold improvement	4,260	5,280	6,456
Less: accumulated depreciation	(3,184)	(3,686)	(4,597)
	3,435	4,052	4,780

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were $708, $884 and $971 respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairment loss for the property, plant and equipment of $Nil, $Nil and $Nil respectively.